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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21853

NORTHERN LIGHTS VARIABLE TRUST

(Exact name of registrant as specified in charter)

450 Wireless Blvd, Hauppauge, New York 11788

  (Address of principal executive offices)     (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:  December 31st

Date of reporting period:  July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2011 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

NORTHERN LIGHTS VARIABLE TRUST

By (Signature and Title)*                      /s/ Andrew B. Rogers

                       Andrew B. Rogers, President

Date 8/25/2011

* Print the name and title of each signing officer under his or her signature.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS AGGRESSIVE GROWTH ETF PORTFOLIO									Item 1, Exhibit 10
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - TOPS Aggressive Growth ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2011.
5

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS BALANCED ETF PORTFOLIO									Item 1, Exhibit 11
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - TOPS Balanced ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2011.
5

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS CAPITAL PRESERVATION ETF PORTFOLIO									Item 1, Exhibit 12
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - TOPS Capital Preservation ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2011.
5

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS GROWTH ETF PORTFOLIO									Item 1, Exhibit 13
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - TOPS Growth ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2011.
5

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MODERATE GROWTH ETF PORTFOLIO									Item 1, Exhibit 14
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - TOPS Moderate Growth ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2011.
5

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS PROTECTED BALANCED ETF PORTFOLIO									Item 1, Exhibit 15
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - TOPS Protected Balanced ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2011.
5

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS PROTECTED GROWTH ETF PORTFOLIO									Item 1, Exhibit 16
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - TOPS Protected Growth ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2011.
5

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS PROTECTED MODERATE GROWTH ETF PORTFOLIO									Item 1, Exhibit 17
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - TOPS Protected Moderate Growth ETF Portfolio has not voted any proxies for the reporting period ended June 30, 2011.
5